Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loss Per Common Share [Abstract]
Summary Of Anti-Dilutive Shares	September 30, 2021 2020Options outstanding 23,724 12,248Warrants outstanding 9,819 13,850Unvested RSUs - 291Shares underlying convertible notes 20,757 23,807 54,300 50,196	2020 2019Options outstanding 12,240 11,410Warrants outstanding 12,850 12,150Unvested RSUs 187 -Shares underlying convertible notes 23,557 20,846 48,834 44,406